Stradley Ronon Stevens & Young, LLP
2005 Market Street
Suite 2600
Philadelphia, PA  19103-7098
Telephone (215) 564-8000

J. Stephen Feinour, Jr.
jfeinourjr@stradley.com
215.564.8521
1933 Act Rule 485(b)
1933 Act File No. 333-96461
1940 Act File No. 811-09813

September 28, 2011

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Scout Funds

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 33/34 (the “Amendment”) to the Registration Statement on Form N-1A of Scout Funds (the “Trust”).  The Amendment is being filed to add a new series of shares to the Trust, designated as the Scout Unconstrained Bond Fund (the “Fund”).

The Amendment is being filed under Rule 485(b) for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund.  As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and statements of additional information of the Trust’s other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Michael P. O’Hare at (215) 564-8198 in my absence.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esq.